Fair Value of Financial Instruments and Derivative Instruments (Loss) / Gain Recognized on Derivatives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	$ (736)	$ 0
Interest Rate Contracts | Other Expense Income On Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	(1,411)	0
Bunker Fuel Contracts | Other Expense Income On Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	$ 675	$ 0